Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2021
Reservoir Holdings Inc And Subsidiaries
Summary of stock option activity

The following table is a summary of stock option activity under the Plan for the fiscal year ended March 31, 2021:

Weighted
Average
		Weighted		Remaining
	Total	Average	Aggregate	Contractual
	Number of	Exercise	Intrinsic	Term
	Options	Price	Value	(Years)
		$	$
Outstanding at April 1, 2020	7,624	1,000
Granted	—
Exercised	—
Forfeited	—
Outstanding at March 31, 2021	7,624	1,000	4,933,306	8.1
Exercisable at March 31, 2021	—	—
Vested or expected to vest at March 31, 2021	7,624	1,000	4,933,306	8.1